INCOME TAX - Schedule of Income (Loss) Before Income Tax Taxes and Current Tax (Benefit) Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income (loss) before income taxes:
Total loss before taxes			$ (26,478)	$ (39,830)
Current taxes:
Federal			0	0
State			4	4
Foreign			0	0
Total current taxes			4	4
Deferred taxes:
Federal			0	0
State			0	0
Foreign			0	0
Total deferred taxes			0	0
Income Tax Expense (Benefit), Total	$ 0	$ 0	4	4
Domestic
Income (loss) before income taxes:
Total loss before taxes			(26,486)	(39,830)
Foreign
Income (loss) before income taxes:
Total loss before taxes			$ 8	$ 0